Employee benefits (Tables)	6 Months Ended
Jun. 30, 2026
Employee benefits
Schedule of information about employee benefits

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Salaries	9,120	8,073	18,889	16,418
Social charges	792	758	1,550	1,619
Pension charges	155	128	208	299
Share-based payment	1,561	887	2,442	2,862
Other	364	180	404	352
Total employee benefits	11,992	10,026	23,493	21,550

Schedule of information about employee benefits by expense

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Selling, general and administrative expenses	8,942	6,326	17,718	13,270
Research & Development expenses	3,050	3,700	5,775	8,280
Total employee benefits	11,992	10,026	23,493	21,550